Condensed Consolidated Interim Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts, Premiums and Other Receivables		$ 64,031	$ 24,259
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	495,000,000	495,000,000	495,000,000
Common stock, shares, issued	9,580,515	2,955,490	688,272
Common stock, shares, outstanding	9,580,515	2,955,490	688,272
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Accounts receivable, net	$ 44,549	$ 64,031